Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Cash and cash equivalents
Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less.
Restricted cash
Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to maintain the aircraft securing the debt and to provide debt service payments of principal and interest.
Trade receivables
Trade receivables represent unpaid, current lessee rental obligations under existing lease contracts. An allowance for credit losses on trade receivables is established when the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment. The allowance for credit losses is classified as leasing expenses in our Consolidated Income Statements.
Flight equipment held for operating leases, net
Flight equipment held for operating leases is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value on a straight-line basis over the useful life of the aircraft, which is generally 25 years from the date of manufacture, or a different period depending on the disposition strategy. The costs of improvements to flight equipment are normally recorded as leasing expenses unless the improvement increases the long-term value of the flight equipment. In that case, the capitalized improvement cost is depreciated over the estimated remaining useful life of the aircraft. The residual value of our flight equipment is generally 15% of estimated industry price, except where more relevant information indicates that a different residual value is more appropriate.
We periodically review the estimated useful lives and residual values of our flight equipment based on our industry knowledge, external factors, such as current market conditions, and changes in our disposition strategies, to determine if they are appropriate, and record adjustments to depreciation rates prospectively on an individual aircraft basis, as necessary.
We perform event-driven impairment assessments of our aircraft held for operating leases each quarter. These quarterly impairment assessments primarily result from potential aircraft sale transactions or aircraft repossessions. On an annual basis, we also perform an assessment of all aircraft held for operating leases that are older than five years to identify potential impairment events, and perform a quantitative impairment test on those aircraft that are identified as having had a potential impairment event. Potential impairment events may include potential aircraft sales, redeliveries of older aircraft, and early terminations of leases. We apply significant judgment in assessing whether a quantitative impairment test is necessary and in establishing significant assumptions, including the future lease rates and discount rates applied when performing quantitative impairment tests.
The quantitative impairment test is performed at the lowest level for which identifiable cash flows are largely independent of other groups of assets, which is the individual aircraft, including the lease-related assets and liabilities of that aircraft, such as the maintenance rights assets, lease incentives, and maintenance liabilities (the “Asset Group”). If the sum of the expected undiscounted future cash flows is less than the Asset Group, an impairment loss is recognized. The loss is measured as the excess of the carrying amount of the impaired aircraft over its estimated fair value.
Fair value reflects the present value of future cash flows expected to be generated from the aircraft, including its expected residual value, discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft and industry trends.
Capitalization of interest
We capitalize interest on prepayments of forward order flight equipment and add such amounts to prepayments on flight equipment. The amount of interest capitalized is the amount of interest costs which could have been avoided in the absence of such prepayments.
Net investment in finance and sales-type leases
If a lease meets specific criteria under U.S. GAAP, we recognize the lease in net investment in finance and sales-type leases in our Consolidated Balance Sheets and de-recognize the aircraft from flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the amount recognized in net investment in finance and sales-type leases in net gain on sale of assets in our Consolidated Income Statements. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values are based on our assessment of the values of the flight equipment and, if applicable, the estimated end of lease payments expected at the expiration of the lease. The unearned income is recognized as lease revenue over the lease term, using the interest method to produce a constant yield over the life of the lease.
Definite-lived intangible assets
We recognize intangible assets acquired in a business combination at fair value on the date of acquisition. The rate of amortization of definite-lived intangible assets is calculated based on the period over which we expect to derive economic benefits from such assets.
Maintenance rights and lease premium, net
Maintenance rights assets are recognized when we acquire aircraft subject to existing leases. These assets represent the contractual right to receive the aircraft in a specified maintenance condition at the end of the lease under EOL contracts, or our right to receive the aircraft in better maintenance condition due to our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held under MR contracts, or through a lessor contribution to the lessee.
For EOL contracts, upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL contract maintenance rights asset, and we recognize leasing expenses when the EOL contract maintenance rights asset exceeds the EOL cash received. For MR contracts, we recognize maintenance rights expense at the time the lessee submits a reimbursement claim and provides the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage.
Lease premium assets represent the value of an acquired lease where the contractual rental payments are above the market rate. We amortize the lease premium assets on a straight-line basis over the term of the lease as a reduction of lease revenue.
Other definite-lived intangible assets, net
Other definite-lived intangible assets primarily consist of customer relationships recorded at fair value on the ILFC Transaction closing date. These intangible assets are amortized over the period during which we expect to derive economic benefits from such assets. The amortization expense is recorded in depreciation and amortization. We evaluate all definite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
Other assets
Other assets consist of debt issuance costs, lease incentives, investments, notes receivable, operating lease ROU assets, derivative assets, other tangible fixed assets, straight-line rents, prepaid expenses and other receivables.
Lease incentives
We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of lease revenue.
Investments
Unconsolidated investments where we have significant influence are reported using the equity method of accounting. Under the equity method of accounting, we recognize our share of earnings and losses based on our ownership percentage of such investments in equity in net earnings (losses) of investments accounted for under the equity method.
Notes receivable
Notes receivable represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. An allowance for credit losses on notes receivable is established when the risk of non-recovery is probable. The assessment of the risk of non-recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor’s operating environment.
Derivative financial instruments
We use derivative financial instruments to manage our exposure to interest rate risks. We recognize derivatives in our Consolidated Balance Sheets at fair value.
When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in AOCI, and the ineffective portion is recognized immediately in interest expense. Amounts reflected in AOCI related to the effective portion are reclassified into interest expense in the same period or periods during which the hedged transaction affects interest expense.
We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we recognize the changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting is not recognized in our Consolidated Income Statements unless it is probable that the forecasted cash flows will not occur. Such amounts are recognized in interest expense when the hedged transaction affects interest expense.
When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest rate-related derivatives between periods are recognized in interest expense in our Consolidated Income Statements.
Net cash received or paid under derivative contracts is classified as operating cash flows in our Consolidated Statements of Cash Flows.
Other tangible fixed assets
Other tangible fixed assets consist primarily of leasehold improvements, computer equipment and office furniture, and are recorded at historical acquisition cost and depreciated at various rates over the asset’s estimated useful life on a straight-line basis. Depreciation expense on other tangible fixed assets is recorded in depreciation and amortization in our Consolidated Income Statements.
Fair value measurements
Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair value of flight equipment and definite-lived intangible assets on a non-recurring basis. See Note 28—Fair value measurements.
Income taxes
We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
Deferred income tax assets and liabilities
We report deferred income taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred income tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.
Accrued maintenance liability
Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to the flight equipment during the term of the lease. When an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are recorded in leasing expenses; to the extent such expenses are incurred by us.
We may be obligated to make additional payments to the lessee for maintenance-related expenses, primarily related to usage of major life-limited components prior to commencement of the lease (“lessor maintenance contributions”). For all lease contracts, lessor maintenance contributions are recognized as leasing expenses when incurred. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.
For all lease contracts acquired as part of the ILFC Transaction, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion amounts are recorded as increases to interest expense in our Consolidated Income Statements.
Debt and deferred debt issuance costs
Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums, fair value adjustments and debt issuance costs, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt assumed as part of the ILFC Transaction. We amortize the amount of discounts, premiums and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method.
Debt issuance costs related to our line-of-credit arrangements are presented within other assets.
Revenue recognition
We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include uneven rental payments on a straight-line basis. The amount of the difference between rental revenue recognized and cash received is included in other assets, or in the event it is a liability, in accounts payable, accrued expenses and other liabilities.
Lease agreements where rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate that existed at the commencement of the lease. Increases or decreases in lease payments that result from subsequent changes in the floating interest rate are considered contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change.
Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of rentals is no longer probable. Subsequently, we recognize revenues based on lessee cash collections until such time that collection is probable.
Revenue from net investment in finance and sales-type leases is recognized using the interest method to produce a constant yield over the life of the lease and is included in lease revenue.
Most of our lease contracts require rental payments in advance. Rental payments received but unearned are recorded as deferred revenue in our Consolidated Balance Sheets.
Under our aircraft leases, the lessee is responsible for maintenance, repairs and other operating expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as lease revenue all supplemental maintenance rent receipts not expected to be reimbursed to the lessee. We estimate the total amount of maintenance reimbursements for the lease term and only record maintenance revenue after we have received sufficient maintenance rents to cover the total amount of estimated maintenance reimbursements during the remaining lease term.
In most lease contracts not requiring the payment of supplemental maintenance rents, and to the extent that the aircraft is redelivered in a different condition than at acceptance, we generally receive EOL cash compensation for the difference at redelivery. Upon lease termination, we recognize receipt of EOL cash compensation as lease revenue to the extent those receipts exceed the EOL contract maintenance rights asset, and we recognize leasing expenses when the EOL contract maintenance rights asset exceeds the EOL cash received.
The accrued maintenance liability existing at lease termination is recognized as lease revenue net of the MR contract maintenance rights asset. When flight equipment is sold, the portion of the accrued maintenance liability not specifically assigned to the buyer is released net of any maintenance rights asset balance and is included in net gain on sale of assets.
Other income consists of interest revenue, management fee revenue, lease termination fees, inventory part sales, net gain on sale of equity investments accounted for under the equity method, insurance proceeds, and income related to other miscellaneous activities. Interest revenue from secured loans, notes receivable and other interest-bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Management fee revenue is recognized as income as it accrues over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if revenue recognition criteria are met.
Net gain on sales of aircraft
We sell aircraft in the normal course of our operations to manage our fleet and to realize the residual value of the aircraft at the end of their economic life. These sales may include aircraft on lease to airlines as well as aircraft that are not on lease. In some cases, the terms and conditions of aircraft sale transactions may include continuing equity or debt investments in the aircraft, post-sale performance guarantees of aircraft cash flows or servicing arrangements. The presence of any of these terms and conditions requires us to determine whether control of the underlying aircraft has been transferred to the buyer, and whether we no longer have significant ownership risk in the aircraft, both of which are required for a sale and resulting gain or loss to be recognized.

Share-based compensation
Employees may receive AerCap share-based awards, consisting of restricted stock units or restricted stock. Share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date and is recognized on a straight-line basis over the requisite service period. Share-based compensation expense is classified in selling, general and administrative expenses.
Foreign currency
Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time of the transaction. Receivables or payables denominated in foreign currencies are remeasured into U.S. dollars at the exchange rate prevailing at the balance sheet date. All resulting exchange gains and losses are recorded in selling, general and administrative expenses in our Consolidated Income Statements.
Variable interest entities
We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the VIE’s operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.
Earnings per share
Basic EPS is computed by dividing income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the purposes of calculating diluted EPS, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stock and stock options.
Reportable segments
We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.
Recent accounting standards adopted during the year ended December 31, 2019:
Lease accounting
In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (ASC 842). The standard requires lessees to recognize lease-related assets and liabilities on the balance sheet. In certain circumstances, the lessee is required to remeasure the lease payments. Qualitative and quantitative disclosures, regarding the significant judgments made by management, are required to provide insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts.
We adopted the new standard on its required effective date of January 1, 2019 using the optional transition method provided under ASU 2018-11, Targeted Improvements. Under this optional transition method, we applied the new lease standard at the effective date and will continue to report prior comparative periods in accordance with ASC 840, Leases. We have elected the package of practical expedients, which permits us not to reassess lease identification, lease classification or initial direct costs. Upon adoption, we recognized operating lease-related assets and liabilities where we are the lessee of $58 million. In accordance with ASC 842, commencing on January 1, 2019, we classify collections of finance and sales-type leases as part of operating cash flows. In periods prior to the adoption of ASC 842, these finance and sales-type leases cash flows are classified as part of investing activity cash flows.
Leases where we are the lessee
As a lessee, we lease office space in several locations globally. In accordance with ASC 842, we determine if an arrangement is a lease at its inception. For leases with terms greater than 12 months, operating lease right-of-use (“ROU”) assets and liabilities are included in other assets (Note 9) and accounts payable, accrued expenses and other liabilities (Note 12), respectively, in our Consolidated Balance Sheets, and finance leases are included in flight equipment held for operating leases (Note 5) and debt (Note 14).
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our contractual obligation to make lease payments. Operating lease ROU assets and liabilities are recognized at the lease commencement date and are calculated based on the present value of lease payments over the lease term. To determine the present value of lease payments, we use our incremental borrowing rate based on the information available at the lease commencement date.
Our assumed lease terms, where we are the lessee, include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Leases where we are the lessor
As a lessor, we lease most of our aircraft under operating leases. Under the new lease standard, the accounting for leases as a lessor is similar to the previous standard.
Future application of accounting standards:
Allowance for credit losses
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (ASC 326). The standard requires entities to estimate lifetime expected credit losses for most financial assets measured at amortized cost and certain other instruments, including loan and other receivables, net investment in finance and sales-type leases and off-balance sheet credit exposures. The standard also requires additional disclosures, including how the entity develops its allowance for credit losses for financial assets measured at amortized cost and disaggregated information on the credit quality of net investment in finance and sales-type leases measured at amortized cost by year of the asset’s origination for up to five annual periods. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in any interim or annual period beginning after December 15, 2018. The new standard must be adopted using the modified retrospective transition approach through a cumulative-effect adjustment to opening retained earnings. Upon adoption, we expect to recognize an opening cumulative effect adjustment, net to reduce retained earnings of approximately $25 million.